Consolidated Statement of Convertible Preferred Stock and Stockholders’ Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Issuance of common and preferred stock costs		$ 96
Recapitalized, net of transaction costs	$ 4,142